Additional Information - Condensed Financial Statements of The Parent Company - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	$ (13,611)	$ (52,380)	$ (20,000)
Net cash (used in) provided by investing activities	56,643	(144,062)	(57,690)
Net cash provided by (used in) financing activities	(52,368)	(41,150)	251,937
Net increase (decrease) in cash and cash equivalents	(10,141)	(238,510)	174,526
Cash, cash equivalents and restricted cash at beginning of year	45,826	285,824	111,298
Cash, cash equivalents and restricted cash at end of year	37,173	45,826	285,824
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	4,874	414	1,922
Net cash (used in) provided by investing activities	36,017	(81,866)	(117,061)
Net cash provided by (used in) financing activities	(63,277)	(39,039)	251,992
Net increase (decrease) in cash and cash equivalents	(22,386)	(120,491)	136,853
Cash, cash equivalents and restricted cash at beginning of year	27,777	148,268	11,415
Cash, cash equivalents and restricted cash at end of year	$ 5,391	$ 27,777	$ 148,268